Investments (Details 2) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Cost Basis
Less than one year		$ 11,299,139
Total	6,791,983	11,299,139	17,149,959
Fair Value
Less than one year		11,299,206
Total	$ 6,787,556	$ 11,299,206	$ 17,152,932